Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AKARI THERAPEUTICS, PLC
Entity Central Index Key	0001541157
Entity Tax Identification Number	98-1034922
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	401 East Jackson St
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(929)
Local Phone Number	274-7510
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	401 East Jackson St
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	(929)
Local Phone Number	274-7510
Contact Personnel Name	Abizer Gaslightwala